Long-term provisions - Expected timing of future cash flows and Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Provisions
Total provisions	R 18,132	R 18,015
Short-term portion	(2,601)	(1,465)
Long-term provisions	15,531	16,550
Estimated undiscounted obligation	114,986	105,792
Within one year
Provisions
Total provisions	2,601	1,465
One to five years
Provisions
Total provisions	6,060	5,429
More than five years
Provisions
Total provisions	R 9,471	R 11,121